Prepaid Expenses and Deposits - Schedule of Prepaid Expenses and Deposits, Non-current (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid data service	$ 4,675	$ 596	$ 6,168
Prepaid legal and professional fees	232,436	29,640	227,420
Prepaid expenses, non-current	$ 237,111	$ 30,236	$ 233,588